SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Year ended December 31
(US$ MILLIONS)	2024	2023	2022
Net interest paid (received)	$2,883	$3,164	$2,037
Net income taxes paid (received)	1,412	534	285
Amounts paid and received for interest were reflected as operating cash flows in the consolidated statements of cash flow.
Total cash outflows across the partnership’s lease contracts for the year ended December 31, 2024 were $409 million (2023: $514 million).
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2024	2023	2022
Accounts receivable	$(1,566)	$(1,401)	$(1,058)
Inventory	(7)	877	(629)
Prepayments and other	18	(760)	(192)
Accounts payable and other	1,060	1,500	(212)
Changes in non-cash working capital, net	$(495)	$216	$(2,091)
The following table presents the change in the balance of borrowings arising from financing activities as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$42,249	$46,693
Cash flows	687	(897)
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(448)	(4,278)
Foreign currency translation	(2,194)	541
Fair value	—	(261)
Held for sale	(1,349)	—
Other changes	(83)	451
Balance at end of year	$38,862	$42,249